Loans	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Loans
The following table presents the loan portfolio according to its classification and subsequent measurement:

December 31, 2025	Amortized cost	FVOCI (1)	Total
Loans - principal balance	9,104,725	76,576	9,181,301
Interest receivable	87,837	982	88,819
Unearned interest and deferred fees	(34,326)	(318)	(34,644)
Gross balance	9,158,236	77,240	9,235,476
Loss allowances	(93,808)	—	(93,808)
Loans, net	9,064,428	77,240	9,141,668

December 31, 2024	Amortized cost	FVOCI (1)	Total
Loans - principal balance	8,375,172	—	8,375,172
Interest receivable	117,931	—	117,931
Unearned interest and deferred fees	(31,116)	—	(31,116)
Gross balance	8,461,987	—	8,461,987
Loss allowances	(78,158)	—	(78,158)
Loans, net	8,383,829	—	8,383,829
(1)As of December 31, 2025, the loss allowance for loans at FVOCI for $468 thousand are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
As of December 31, 2025, the Bank sold loans measured at FVTPL for $142 million, realizing a gain of $1.8 million; $50 million measured at FVOCI, realizing a gain of $765 thousand; and $15 million measured at amortized cost with a gain of $105 thousand, all recognized under the line item Gain (loss) on financial instruments, net.
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2025	2024
Fixed interest rate	5,065,160	4,932,569
Floating interest rates	4,170,316	3,529,418
Total	9,235,476	8,461,987
As of December 31, 2025, 70% (2024: 75%) of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days. Interest rates on loans range from 3.70% to 16.28% (2024: 4.63% to 16.28%).